Intangible assets	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Intangible assets [Text Block]
6.	Intangible assets

Total
$

Cost
Balance, December 31, 2015	1,018
Fluorinov acquisition	15,440
Balance, December 31, 2016 and 2017	16,458

Accumulated amortization
Balance, December 31, 2015	924
Amortization	3,684
Balance, December 31, 2016	4,608
Amortization	3,860
Balance, December 31, 2017	8,468

Net carrying amounts
December 31, 2016	11,850
December 31, 2017	7,990

On January 26, 2016, Trillium purchased all the issued and outstanding shares of Fluorinov, a private oncology company, to access its proprietary medicinal chemistry platform. The acquisition date fair value of consideration transferred and the fair value of identifiable assets acquired and liabilities assumed were as follows:

$
Fair value of consideration paid:
Cash	10,000
Working capital deficiency	(134)
Contingent consideration	1,750
11,616

Assets acquired:
Cash	291
Amount due from Fluorinov shareholders	37
Acquired technology	15,440
15,768

Liabilities assumed:
Accounts payable and accrued liabilities	462
Deferred tax liabilities	3,690
4,152
Net identifiable assets acquired	11,616

The upfront consideration for Fluorinov was $10,000 less the working capital deficiency of $134. The Company may also incur up to $35,000 of future payments contingent on Trillium achieving certain clinical and regulatory milestones with an existing Fluorinov compound. The amount of contingent consideration recognized by the Company as of the acquisition date was $1,750 and has been classified as other liabilities on the consolidated statement of financial position. The fair value of the contingent consideration was calculated using a discounted cash flow approach, where a risk-adjusted discount rate was applied to future cash flows. Trillium also has an obligation to pay royalty payments on future sales of such compounds.

At Trillium’s discretion, up to 50% of the future contingent payments can be satisfied through the issuance of common shares of Trillium provided that the aggregate number of common shares issuable under such payments will not exceed 1,558,447 common shares unless shareholder approval has first been obtained. In addition, any such future share issuance remains subject to final approval from Trillium’s board of directors and receipt of any requisite approvals under the applicable rules of the Toronto Stock Exchange and the NASDAQ Stock Market. Trillium has also committed to use commercially reasonable efforts to monetize Fluorinov’s central nervous system assets and share 50% of the net proceeds with Fluorinov shareholders.

Cash used in the acquisition was determined as follows:

$
Cash consideration	9,866
Less cash acquired	291
9,575

Acquisition costs incurred by the Company and included in general and administrative expenses for the year ended December 31, 2016, was $107.

In connection with the acquisition, the Company established deferred tax liabilities related to the acquired identifiable intangible assets and determined that these deferred tax liabilities exceeded the acquired deferred tax assets. This allowed the Company to realize a deferred tax benefit of $3,690 by releasing the valuation allowance associated with the Company’s overall deferred tax assets.

The acquisition of Fluorinov was considered a related party transaction as two Company directors were determined to be related parties of Fluorinov. One Company director was a director of Fluorinov and had an ownership position in Fluorinov at the time of acquisition of less than 2%, and the second director was a director of an entity that was a beneficiary of a trust that was a shareholder and debenture holder of Fluorinov. The two directors declared their conflict of interest and abstained from all discussions and decisions concerning the Fluorinov acquisition. Accordingly, the Company determined that the consideration paid on the acquisition was made on terms equivalent to those that prevail in arm’s-length transactions.